Related Party Transactions - Additional Information (Details) - USD ($)				1 Months Ended	3 Months Ended			6 Months Ended
	Feb. 10, 2021	Jan. 19, 2021	Oct. 07, 2020	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020		Jun. 30, 2021	Dec. 31, 2019
Payment to related party towards financial advisory fees
Common stock shares oustanding						128,434,407			128,434,407
Reinvent Technology Partners Y [Member]
Payment to related party towards financial advisory fees
Repayment of related party debt					$ 295,000			$ 295,000
Provision for working capital					701,250	$ 701,250		701,250
Cash Paid From Sponsor			$ 25,000
Aggregate shares held by Sponsor (in Shares)			3,187,500
Related Party Loan [Member] | Reinvent Technology Partners Y [Member]
Payment to related party towards financial advisory fees
Repayment of related party debt					$ 295,000			$ 295,000
Founder Shares [Member] | Reinvent Technology Partners Y [Member]
Payment to related party towards financial advisory fees
Lock in period of shares						1 year		1 year
Share price					$ 12.00	$ 12.00		$ 12.00
Number of specific trading days for determining share price						20 days		20 days
Total number of trading days for determining the share price						30 days		30 days
Waiting time after which share price is considered						150 days		150 days
Issued and outstanding shares, percentage			20.00%
Common stock shares oustanding	24,437,500
Fouder shares issued to directors (in Shares)			30,000
Sponsor [Member] | Reinvent Technology Partners Y [Member]
Payment to related party towards financial advisory fees
Fouder shares issued to directors (in Shares)	30,000
Due to related party					$ 28,900			$ 28,900
Sponsor [Member] | Working Capital Loan [Member] | Reinvent Technology Partners Y [Member]
Payment to related party towards financial advisory fees
Working capital loans convertible into equity warrants value					$ 2,500,000	$ 2,500,000		$ 2,500,000
Debt instrument conversion price per share					$ 2.50	$ 2.50		$ 2.50
Sponsor [Member] | Related Party Loan [Member] | Reinvent Technology Partners Y [Member]
Payment to related party towards financial advisory fees
Debt instrument face value			$ 300,000
Reinvent Capital [Member] | Support Service Agreement [Member] | Reinvent Technology Partners Y [Member]
Payment to related party towards financial advisory fees
Support service fee						$ 1,875,000
Reinvent Capital [Member] | Support Services Agreement [Member] | Reinvent Technology Partners Y [Member]
Payment to related party towards financial advisory fees
Support service fee								$ 1,875,000
Related party transaction expenses recognized					$ 390,600			468,800
Reimbursement of expenses					83,200			94,300
Reinvent Capital [Member] | Support Services Agreement [Member] | Due to Related Party [Member] | Reinvent Technology Partners Y [Member]
Payment to related party towards financial advisory fees
Prepaid expenses related party					468,800			468,800
Related Party [Member] | Financial Advisory Fees [Member]
Payment to related party towards financial advisory fees
Payment to related party towards financial advisory fees				$ 10,000,000
Related party transaction amounts Of transaction recognized as reduction to redeemable convertible preferred stock for issuance costs								1,750,000
Due to related party					0			0
Related Party [Member] | Financial Advisory Fees [Member] | Selling, General and Administrative Expenses [Member]
Payment to related party towards financial advisory fees
Related Party transaction amounts of transaction								8,250,000
Former Owner of Uber Advanced Technologies Group [Member] | Business Acquisition Assumed Liability [Member]
Payment to related party towards financial advisory fees
Due to related party					0			0
Realted party transaction business acquisition net assumed liability		$ 46,970,000
Realted party transaction business acquisition gross assumed liability		54,777,000
Realted party transaction business acquisition related party receivable offset against assumed liability		$ 7,808,000
Former Owner of Uber Advanced Technologies Group [Member] | Severance Reimbursement [Member]
Payment to related party towards financial advisory fees
Due to related party					0			0
Related Party transaction amounts of transaction				$ 7,873,000
Former Owner of Uber Advanced Technologies Group [Member] | Severance Reimbursement [Member] | Selling, General and Administrative Expenses [Member]
Payment to related party towards financial advisory fees
Related Party transaction amounts of transaction								1,552,000
Former Owner of Uber Advanced Technologies Group [Member] | Severance Reimbursement [Member] | Research and Development Expense [Member]
Payment to related party towards financial advisory fees
Related Party transaction amounts of transaction								6,320,000
Former Owner of Uber Advanced Technologies Group [Member] | Transition Service Agreement [Member]
Payment to related party towards financial advisory fees
Due to related party					$ 1,422,000			1,422,000
Related Party transaction amounts of transaction								$ 3,087,000
Class B Ordinary Shares | Reinvent Technology Partners Y [Member]
Payment to related party towards financial advisory fees
Ordinary shares received (in Shares)			2,875,000
Common stock shares oustanding					24,437,500	24,437,500	[1],[2]	24,437,500
Class B Ordinary Shares | Founder Shares [Member] | Reinvent Technology Partners Y [Member]
Payment to related party towards financial advisory fees
Issued and outstanding shares, percentage						20.00%

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.